TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of compose trade receivables
	December 31,
	2023	2022
	US Dollars in thousands
Open accounts	43,166	29,844
Less – provision of allowance for credit loss	(1,866)	(2,432)
Trade receivables - net	41,300	27,412

Disclosure of changes in provision for credit losses
US Dollars in thousands

Balance as of January 1, 2023	2,432
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	(566)
Balance as of December 31, 2023	1,866

Balance as of January 1, 2022	1,549
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	883
Balance as of December 31, 2022	2,432